Note 4 - Vessels, Net	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4.	Vessels, net

The amounts in the accompanying consolidated balance sheets are as follows:

	Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2021	138,802,385	(39,496,395)	99,305,990
- Depreciation for the year	-	(7,656,638)	(7,656,638)
- Vessel acquisitions and improvements	36,843,467	-	36,843,467
Balance, December 31, 2021	175,645,852	(47,153,033)	128,492,819
- Depreciation for the year	-	(10,757,177)	(10,757,177)
- Vessel acquisitions and improvements	37,802,299	-	37,802,299
- Sale of vessel	(28,079,236)	21,563,318	(6,515,918)
Balance, December 31, 2022	185,368,915	(36,346,892)	149,022,023

For the year ended December 31, 2021, the fleet was equipped with a number of smart monitoring systems for a total cost of $0.04 million. During the year ended December 31, 2022, M/V “Tasos” completed the installation of its Water Ballast Treatment system onboard for a total cost of $0.61 million. Additionally during the year ended December 31, 2022, certain of the Company’s vessels were equipped with a number of smart monitoring systems for a total cost of $0.22 million. All these installations were qualified as vessel improvements and were therefore capitalized.

On May 6, 2021, Blessed Luck Shipowners Ltd. signed a memorandum of agreement to purchase M/V “Blessed Luck”, a 76,704 DWT 2004-built drybulk carrier, for a purchase price plus costs to make the vessel available for use of $12,127,945. M/V “Blessed Luck” was delivered to the Company on May 28, 2021.

On August 16, 2021, Good Heart Shipping Ltd. signed a memorandum of agreement to purchase M/V “Good Heart”, a 62,996 DWT 2014-built drybulk carrier, for a purchase price plus costs to make the vessel available for use of $24,673,602. M/V “Good Heart” was delivered to the Company on September 22, 2021.

On January 12, 2022, Molyvos Shipping Ltd. signed a memorandum of agreement to purchase M/V “Molyvos Luck”, a 57,924 DWT 2014-built drybulk carrier, for a purchase price plus costs to make the vessel available for use of $21,214,125. M/V “Molyvos Luck” was delivered to the Company on February 11, 2022.

EuroDry Ltd. and Subsidiaries

Notes to the consolidated financial statements

as of December 31, 2021 and 2022 and for the

years ended December 31, 2020, 2021 and 2022

(All amounts expressed in U.S. Dollars)

4.	Vessels, net - Continued

On April 18, 2022, Santa Cruz Shipowners Ltd. signed a memorandum of agreement to purchase M/V “Santa Cruz”, a 76,440 DWT 2005-built drybulk carrier, for a purchase price plus costs to make the vessel available for use of $15,754,264. M/V “Santa Cruz” was delivered to the Company on April 20, 2022.

On September 8, 2022 Pantelis Shipping Corp. signed a memorandum of agreement to sell M/V “Pantelis” a 74,020 DWT 2000-built drybulk carrier, for an amount, net of expenses paid, of $9,372,443. M/V “Pantelis” was delivered to her new owners on October 17, 2022. The Company decided to sell this vessel to concentrate its drybulk fleet on more modern, eco-built, fuel-efficient vessels, in alignment with its overall Environmental, Social and Governance (“ESG”) strategy. The Company recorded a gain on sale of approximately $2,856,525, presented in the “Net gain on sale of vessel” line in the “Operating Expenses” section of the consolidated statement of operations for the year ended  December 31, 2022.

In light of the economic downturn and the prevailing conditions in the shipping industry, as of December 31, 2022, the Company performed the undiscounted cash flow test for those operating vessels whose carrying values were above their respective market values and determined that the net book value of its vessels held for use was recoverable. As of  December 31, 2021, there were no indicators of impairment for any of the Company’s vessels.

As of December 31, 2022, all vessels are mortgaged as collateral under the Company’s loan agreements (see Note 7).